Other income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	[1]	$ (2)	$ 8	$ 10	$ 7	$ 11
Net gains / (losses) from disposals of investments in associates		0	0	0	0	4
Share of net profits of associates and joint ventures		13	16	10	29	25
Impairments related to associates		0	0	(1)	0	(1)
Total		11	25	20	36	39
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income		15	9	1	24	2
Income from properties	[2]	6	7	6	13	13
Net gains / (losses) from properties held for sale		9	0	7	9	7
Income from shared services provided to UBS Group AG or its subsidiaries		106	106	127	212	247
Other		7	17	70	24	91
Total other income		$ 153	$ 164	$ 232	$ 317	$ 400

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations
[2]	Includes rent received from third parties.